Note 17 - Investment in Joint Venture and Other Investment (Details) - Investment in Joint Venture (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Investment in Joint Venture [Abstract]
Balance	$ 5,196,196	$ 0
Invested amount		5,000,000
Total gain for period included in Investment income	987,604	196,196
Balance	$ 6,183,800	$ 5,196,196